Trade and other receivables (Details 2) - PEN (S/) S/ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	S/ 192,474	S/ 165,430
Financial Assets Impaired [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	98,133	100,520
Financial Assets Past Due But Not Impaired [Member] | Current [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	43,441	7,549
Financial Assets Past Due But Not Impaired [Member] | Later Than One Month And Not Later Than Two Months [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	9,303	1,612
Financial Assets Past Due But Not Impaired [Member] | Later Than Two Months And Not Later Than Three Months [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	3,364	1,710
Financial Assets Past Due But Not Impaired [Member] | Later Than Three Months [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	620	453
Financial Assets Past Due But Not Impaired [Member] | Later Than Four Months [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	12,059	9,401
Financial Assets Neither Past Due Nor Impaired [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	S/ 29,346	S/ 79,795